Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2023
Cash Flow Information [Abstract]
Schedule of Cash Flow Information
	Years Ended June 30,
	2023	2022	2021

(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	(13,806,515)	(12,847,061)	(15,309,353)

Non-cash items
Depreciation of property and equipment	37,854	17,848	18,662
Depreciation on leased assets	64,409	36,366	56,707
Others	-	61	(145)
Share-based payment expenses	966,571	1,506,122	1,884,763
Foreign exchange (gain)/loss	(917,650)	(2,813,635)	426,782
Fixed Asset Write Off	10,232	-	-
Changes in assets and liabilities
(Increase)/Decrease in trade and other receivables	(3,940,343)	(447,684)	(4,216,356)
(Increase)/Decrease in other current assets	(968,207)	(516,176)	(517,617)
Increase/(Decrease) in trade and other payables	(1,560,873)	2,604,001	432,905
(Decrease) in other current liabilities	-	-	-
Increase/(Decrease) in provision for employee entitlements	78,685	122,884	(106,417)

Net cash flows used in operating activities	(20,035,837)	(12,337,274)	(17,330,069)

(b) Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	15,773,783	34,806,799	28,115,516

Closing cash and cash equivalents balance	15,773,783	34,806,799	28,115,516